Initial Public Offering (Details) - USD ($)			6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 26, 2024	Mar. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Initial Public Offering [Line Items]
Sale of units			1
Gross proceeds (in Dollars)				$ 57,500,000		$ 57,500,000
Warrant expiration term			5 years
Expire IPO [Member]
Initial Public Offering [Line Items]
Expire term		5 years
Public Warrant [Member]
Initial Public Offering [Line Items]
Price per units (in Dollars per share)		$ 11.5
Number of warrant		1
Ordinary shares		1
Redeemable warrant		1
Price per share (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Sale of units	500,000
Price per units (in Dollars per share)	$ 10
Number of share unit (in Dollars per share)		$ 1
Number of shares purchase		1
Ordinary shares		1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of units		5,750,000
Price per units (in Dollars per share)		$ 10
Gross proceeds (in Dollars)		$ 57,500,000	$ 1,150,000			$ 1,150,000
Initial Public Offering [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Warrant expiration term		5 years
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of units		750,000
Units granted to the underwriters		750,000